Invested Assets and Investment Income - Investment Properties Rental Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Rental income from investment properties	$ 859	$ 840
Direct operating expenses of rental investment properties	(483)	(473)
Total	$ 376	$ 367